Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,239,450	$ 3,239,450
Finite-Lived Intangible Assets, Accumulated Amortization	3,040,820	2,870,566
Finite-Lived Intangible Assets, Net	198,630	368,884
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,877,415	1,877,415
Finite-Lived Intangible Assets, Accumulated Amortization	1,877,415	1,877,415
Finite-Lived Intangible Assets, Net
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,362,035	1,362,035
Finite-Lived Intangible Assets, Accumulated Amortization	1,163,405	993,151
Finite-Lived Intangible Assets, Net	$ 198,630	$ 368,884